Condensed Consolidated Statement of Operations and Comprehensive Loss - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Foundry revenue (related party revenue of $13,124 and $7,270 for the three months ended September 30, 2021 and 2020, respectively, and $36,746 and $29,784 for the nine months ended September 30 2021 and 2020, respectively)		$ 59,221	$ 54,184
Total revenue		76,657	54,184
Research and Development		159,767	96,299
General and administrative expenses		38,306	29,483
Total operating expenses		213,684	125,782
Loss from operations		(137,027)	(71,598)
Other (expense) income, net:
Interest income		2,582	5,756
Interest expense		(2,385)	(2,421)
Income (loss) on equity method investments		(3,059)	(46,936)
(Loss) gain on investments		(1,070)	(7,797)
Other (expense) income, net:		16,125	3,161
Total other (expense) income, net		12,193	(48,237)
Loss before provision for income taxes		(124,834)	(119,835)
Income tax provision (benefit)		1,889	22
Net Loss		(126,723)	(119,857)
Net loss attributable to non-controlling interest		(114)	(530)
Net loss attributable to Ginkgo Bioworks Holdings, Inc. stockholders		$ (126,609)	$ (119,327)
Net loss per share attributable to Ginkgo Bioworks Holdings, Inc. common stockholders, basic and diluted	[1]	$ (0.10)	$ (0.10)
Weighted average common shares outstanding, basic and diluted	[1]	1,274,766,915	1,149,000,417
Product [Member]
Total revenue		$ 8,707
Cost of Biosecurity revenue		6,705
Service [Member]
Total revenue		8,729
Cost of Biosecurity revenue		$ 8,906

[1]	Retroactively restated for the reverse recapitalization as described in Note 1.